Income Taxes (Reconciliation of the Effective Income Tax Rate) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Reconciliation of Effective Income Tax Rate
Combined normal effective statutory tax rate	40.60%	40.60%	40.60%
Nondeductible expenses	0.30%	0.20%	(0.20%)
Dividends from foreign subsidiaries	0.10%	0.00%	(0.30%)
Foreign tax credit and payments	3.30%	0.70%	(0.70%)
Lower tax rates applicable to income of subsidiaries	(0.60%)	(0.70%)	0.00%
Change in valuation allowance	10.60%	(5.80%)	(2.30%)
Realization of previously unrecognized tax effects of subsidiaries	(3.70%)	(0.90%)	(1.70%)
Nontaxable dividends received	(2.70%)	(0.10%)	0.40%
Impairment of goodwill	0.00%	0.00%	(19.50%)
Undistributed earnings of subsidiaries	(1.50%)	(1.60%)	(1.50%)
Tax and interest expense for uncertainty in income taxes	0.20%	0.60%	(1.00%)
Expiration of loss carryforward	6.40%	0.20%	(0.60%)
Other-net	(0.50%)	(1.50%)	1.50%
Effective income tax rate	52.50%	31.70%	14.70%